Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2014
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of consolidated financial information of the VIEs

	As of June 30,
	2013	2014
	RMB	RMB
Total assets	75,293	51,734
Total liabilities	140,586	85,346
Payable to third parties	69,306	42,651
Payable to inter-company entities*	71,280	42,695

	For The Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Net revenue	147,111	119,322	96,275
Net income	20,943	15,365	37,909
Inter-company service fees paid/payable*	(2,525)	—	—
Inter-company payable forgiveness	—	—	7,680
Inter-company dividends received**	—	—	24,900
Net income from third parties	23,468	15,365	5,329

	For The Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Net (decrease)/increase in cash and cash equivalents	(2,305)	33,324	(14,358)

*	All inter-company transactions and balances have been eliminated upon consolidation.
**	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.